THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCK (91.1%)
ARGENTINA (0.8%)
YPF Sociedad Anonima (Spon. ADR)
  (Oil-Production)(s)............................        99,680   $   2,940,560
                                                                  -------------

AUSTRALIA (2.9%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...       134,700         946,346
QBE Insurance Group Ltd. (Insurance)(s)..........     1,005,000       4,335,135
Telstra Corp. Ltd. (Telecommunication
  Services)(s)+..................................       201,800         898,394
WBK STRYPES Trust (Banking)......................        16,300         499,187
Westpac Banking Corp. Ltd. (Banking)(s)..........       635,542       4,244,057
                                                                  -------------
                                                                     10,923,119
                                                                  -------------

AUSTRIA (0.8%)
Bank Austria AG (Banking)(s).....................        24,932       1,293,130
Bank Austria AG (Banking) (Participating
  Certificates)(s)...............................        39,200       1,861,806
                                                                  -------------
                                                                      3,154,936
                                                                  -------------

BELGIUM (0.4%)
PetroFina SA (Oil-Production)(s).................         3,500       1,429,491
                                                                  -------------

CANADA (1.7%)
Royal Bank of Canada (Banking)(s)................       130,800       6,456,603
                                                                  -------------

CHILE (0.0%)
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)(s)...........         4,547         105,434
                                                                  -------------

CZECH REPUBLIC (0.2%)
Central European Media Enterprises Ltd., Class A
  (Entertainment, Leisure & Media)(s)+...........       102,500         663,047
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

DENMARK (2.4%)
Danisco A/S (Food, Beverages & Tobacco)(s).......        71,400   $   3,697,390
GN Store Nord A/S (Telecommunications-
  Equipment)(s)..................................       166,500       5,284,048
Olicom A/S (Technology)(s)+......................        53,822         284,683
                                                                  -------------
                                                                      9,266,121
                                                                  -------------

FINLAND (0.6%)
Rautaruukki OYJ, K Shares (Metals & Mining)(s)...       364,900       2,341,938
                                                                  -------------

FRANCE (14.7%)
Canal Plus (Broadcasting & Publishing)(s)........         7,400       1,705,421
Carrefour SA (Retail)(s).........................         5,150       3,655,084
Christian Dior SA (Retail)(s)....................        31,900       3,481,814
Compagnie de Saint Gobain (Building
  Materials)(s)..................................         9,495       1,406,367
Compagnie Financiere de Paribas (Financial
  Services)(s)...................................        46,740       4,178,505
Elf Aquitaine SA (Oil-Services)(s)...............        35,944       4,493,626
Lagardere S.C.A. (Multi - Industry)(s)...........        56,800       2,318,588
Rhodia SA (Chemicals)(s)+........................       237,368       3,727,180
Sanofi SA (Pharmaceuticals)(s)...................        21,968       3,931,704
Societe Generale (Banking)(s)....................        33,053       5,222,076
STMicroelectronics NV (Electronics)(s)+..........        59,300       4,161,616
Total SA, B Shares (Oil-Services)(s).............        44,317       5,509,139
Vivendi (Utilities)(s)...........................        53,108      12,042,737
                                                                  -------------
                                                                     55,833,857
                                                                  -------------

GERMANY (8.1%)
BASF AG (Chemicals)(s)...........................       102,100       3,876,805
Merck KGaA (Pharmaceuticals)(s)..................        74,000       3,019,910
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................        14,684       6,774,108
RWE AG (Utilities)(s)............................       117,320       6,227,585
Schering AG (Pharmaceuticals)(s).................        30,280       3,760,870

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)
VEBA AG (Utilities)(s)...........................       111,275   $   6,186,409
Volkswagen AG (Automotive)(s)....................        10,620         866,796
                                                                  -------------
                                                                     30,712,483
                                                                  -------------
HONG KONG (1.7%)
Dao Heng Bank Group Ltd. (Banking)(s)............     1,456,500       4,251,180
SmarTone Telecommunications Holdings Ltd.
  (Telecommunication Services)(s)................       635,000       2,087,142
                                                                  -------------
                                                                      6,338,322
                                                                  -------------

ITALY (1.6%)
Bayerische Vita SPA (Insurance)(s)+..............       148,000         866,350
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................       841,200       5,270,846
                                                                  -------------
                                                                      6,137,196
                                                                  -------------
JAPAN (12.8%)
DDI Corp. (Telecommunications)(s)................         1,714       5,577,610
Fanuc Ltd. (Machinery)(s)........................       101,000       3,204,523
Fujitsu Ltd. (Computer Systems)(s)...............       311,000       3,597,803
Ito - Yokado Co. Ltd. (Retail)(s)................        40,000       2,447,119
Mitsubishi Chemical Corp. (Chemicals)(s).........     1,326,000       2,481,125
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................       836,000       5,372,924
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....       935,000       1,255,084
Rohm Co. Ltd. (Electrical Equipment)(s)..........        39,000       3,299,706
Sony Corp. (Electronics)(s)......................        50,900       3,730,954
Tadano Ltd. (Machinery)(s).......................       903,000       2,431,605
Taiheiyo Cement Corp. (Building Materials)(s)....       868,000       2,040,774
Takeda Chemical Industries (Chemicals)(s)........       118,000       3,983,891
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................        98,000         454,442
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)

Tostem Corp. (Construction & Housing)(s).........       228,000   $   3,802,472
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................       175,000       5,125,284
                                                                  -------------
                                                                     48,805,316
                                                                  -------------

MEXICO (1.2%)
Grupo Televisa SA (Spon. GDR) (Broadcasting &
  Publishing)(s).................................       186,200       4,736,462
                                                                  -------------

NETHERLANDS (4.8%)
Laurus NV (Retail)(s)............................       188,540       4,697,235
Philips Electronics NV (Electronics)(s)..........       107,614       6,829,664
TNT Post Group NV (Transport & Services)(s)......        14,600         368,335
Unilever NV (Food, Beverages & Tobacco)(s).......        21,210       1,663,133
Vendex NV (Retail)(s)............................       101,200       2,388,571
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................        11,929       2,280,588
                                                                  -------------
                                                                     18,227,526
                                                                  -------------

NORWAY (1.2%)
Sparebanken NOR (Banking)(s).....................       150,260       2,908,778
Stolt - Nielsen SA (Spon. ADR)
  (Transportation)(s)............................       145,600       1,774,500
                                                                  -------------
                                                                      4,683,278
                                                                  -------------

PAKISTAN (0.0%)
Pakistan Telecommunications Corp. (GDR)
  (Telecommunications)(s)+.......................           953          43,800
                                                                  -------------

PHILIPPINES (0.3%)
First Philippine Holdings Corp., Class B (Multi -
  Industry)(s)...................................     1,584,820         945,258
                                                                  -------------

PORTUGAL (1.2%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........       141,319       2,584,253
Portugal Telecom SA (Telecommunications)(s)......        48,732       2,122,900
                                                                  -------------
                                                                      4,707,153
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RUSSIA (0.4%)
Surgutneftegaz (Spon. ADR) (Oil-Production)(s)...       524,500   $   1,573,500
                                                                  -------------

SOUTH AFRICA (2.0%)
ABSA Group Ltd. (Banking)(s).....................       257,000       1,237,576
AngloGold Ltd. (Metals & Mining)(s)..............        76,446       3,734,977
Edgars Stores Ltd. (Retail)(s)...................       151,000         557,294
South Africa Breweries Ltd. (Food, Beverages &
  Tobacco)(s)....................................       125,720       2,127,742
                                                                  -------------
                                                                      7,657,589
                                                                  -------------
SOUTH KOREA (0.1%)
Samsung Electronics Co. Ltd. (GDR)(144A)
  (Electronics)(s)+..............................         7,682         250,433
                                                                  -------------

SPAIN (3.2%)
Acerinox SA (Metals & Mining)(s).................        49,400       1,177,662
ACS, Actividades de Construccion y Servicios SA
  (Construction & Housing)(s)....................       128,000       4,474,839
Iberdrola SA (Electric)(s).......................       387,500       6,436,786
                                                                  -------------
                                                                     12,089,287
                                                                  -------------

SWEDEN (4.0%)
ABB AB, A Shares (Machinery)(s)..................        64,329         697,806
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....       246,700       8,925,289
Gambro AB, B Shares (Pharmaceuticals)(s).........       139,270       1,682,398
Stora Kopparbergs Bergslags Aktiebolag, A Shares
  (Forest Products & Paper)(s)...................       331,200       4,082,586
                                                                  -------------
                                                                     15,388,079
                                                                  -------------

SWITZERLAND (11.1%)
ABB AG (Machinery)(s)............................         1,593       1,988,540
Nestle SA (Food, Beverages & Tobacco)(s).........         3,650       7,606,932
Roche Holding AG (Pharmaceuticals)(s)............           563       6,635,458
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SWITZERLAND (CONTINUED)

Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)(s).................................         3,570   $   9,051,394
Swisscom AG (Telecommunication Services)(s)+.....        17,400       5,877,136
UBS AG (Banking)(s)..............................        13,575       4,097,395
Zurich Allied AG (Insurance)(s)..................         9,500       6,806,713
                                                                  -------------
                                                                     42,063,568
                                                                  -------------

TURKEY (0.2%)
Yapi ve Kredi Bankasi AS (Banking)(s)............    53,491,058         652,115
                                                                  -------------

UNITED KINGDOM (12.7%)
Allied Zurich PLC (Insurance)(s)+................       306,400       4,374,686
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................       306,400       2,810,673
Cable & Wireless PLC (Telecommunications)(s).....       263,100       3,343,903
Lloyds TSB Group PLC (Banking)(s)................       352,500       4,901,975
LucasVarity PLC (Automotive Supplies)(s).........       845,300       2,902,126
National Power PLC (Electric)(s).................       211,000       1,797,108
PIC International Group PLC (Food, Beverages &
  Tobacco)(s)....................................       279,734         438,643
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................       423,000       3,532,913
Shell Transport & Trading Co.
  (Oil-Services)(s)..............................       793,100       4,784,729
Smith & Nephew PLC (Medical Supplies)(s).........     1,114,000       3,070,745
SmithKline Beecham PLC (Pharmaceuticals)(s)......       365,600       4,489,740
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...       571,300       3,602,215

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
Unilever PLC (Food, Beverages & Tobacco)(s)......       289,000   $   3,007,634
Zeneca Group PLC (Pharmaceuticals)(s)............       121,600       5,057,969
                                                                  -------------
                                                                     48,115,059
                                                                  -------------
  TOTAL COMMON STOCK (COST $334,388,896).........                   346,241,530
                                                                  -------------

PREFERRED STOCK (3.5%)
AUSTRALIA (1.5%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...       885,400       5,567,395
                                                                  -------------
BRAZIL (0.9%)
Tele Norte Leste Participacoes SA (ADR)
  (Telecommunication Services)(s)................       201,900       3,432,300
                                                                  -------------

GERMANY (1.1%)
GEA AG (Manufacturing)(s)........................       143,000       3,383,056
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................            95           4,568
Volkswagen AG (Automotive)(s)....................        18,600         951,573
                                                                  -------------
                                                                      4,339,197
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $12,306,629).......                    13,338,892
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE BONDS (0.9%)
                                                       (IN GBP)
                                                   ------------
UNITED KINGDOM (0.9%)
Compass Group PLC, 5.75% due 10/05/07 (Food,
  Beverages & Tobacco) (COST $3,304,139).........     1,240,000       3,387,363
                                                                  -------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

SHORT-TERM INVESTMENTS (4.3%)
REPURCHASE AGREEMENT (4.1%)
State Street Bank and Trust Repurchase Agreement,
  4.00% due 12/01/98, dated 11/30/98, proceeds
  $15,581,731 (collateralized by U.S. Treasury
  Bond, 9.125% due 05/15/18, valued at
  $15,893,684)(s)................................  $ 15,580,000   $  15,580,000
                                                                  -------------
U.S. TREASURY OBLIGATIONS (0.2%)
United States Treasury Bills, 4.48%(y) due
  02/04/99(s)....................................       910,000         902,676
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $16,483,878)..................................                    16,482,676
                                                                  -------------
TOTAL INVESTMENTS (COST $366,483,542) (99.8%)..................
                                                                    379,450,461
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)...................
                                                                        806,741
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 380,257,202
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of investments of $370,635,178 for federal income tax purposes at November 30, 1998, the aggregate gross unrealized appreciation and depreciation was $39,461,816 and $30,646,533, respectively, resulting in net unrealized appreciation of $8,815,283.

+ - Non-income producing security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $148,282,322 of the market value has been segregated.

(y) - Yield to maturity.

ADR - American Depositary Receipt

GBP - British Pound

GDR - Global Depositary Receipt

SDR - Swedish Depositary Receipt

Spon. ADR - Sponsored ADR

Spon. GDR - Sponsored GDR

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENT
                                                    -----------------
Banking...........................................        10.9%
Insurance.........................................         9.4%
Pharmaceuticals...................................         8.9%
Food, Beverages & Tobacco.........................         7.5%
Utilities.........................................         6.4%
Telecommunication Services........................         4.7%
Retail............................................         4.5%
Short-Term Investments............................         4.3%
Broadcasting & Publishing.........................         4.0%
Electronics.......................................         3.9%
Oil-Services......................................         3.9%
Chemicals.........................................         3.7%
Automotive Supplies...............................         3.1%
Telecommunications................................         2.9%
Machinery.........................................         2.2%
Construction & Housing............................         2.2%
Electric..........................................         2.2%
Metals & Mining...................................         2.0%
Oil-Production....................................         1.6%
Wholesale & International Trade...................         1.4%
Telecommunications-Equipment......................         1.4%
Financial Services................................         1.1%
Forest Products & Paper...........................         1.1%
Computer Systems..................................         0.9%
Building Materials................................         0.9%
Manufacturing.....................................         0.9%
Electrical Equipment..............................         0.9%
Multi-Industry....................................         0.9%
Medical Supplies..................................         0.8%
Automotive........................................         0.5%
Transportation....................................         0.5%
Entertainment, Leisure & Media....................         0.2%
Transport & Services..............................         0.1%
Technology........................................         0.1%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $366,483,542 )          $379,450,461
Cash                                                        969
Foreign Currency at Value (Cost $3,384,853 )          3,346,772
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  1,988,674
Receivable for Investments Sold                       1,942,662
Dividends and Interest Receivable                       520,356
Deferred Organization Expenses                            9,078
Receivable for Expense Reimbursement                      2,053
Prepaid Expenses                                          3,402
                                                   ------------
    Total Assets                                    387,264,427
                                                   ------------
LIABILITIES
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  3,893,440
Payable for Investments Purchased                     2,602,352
Custody Fee Payable                                     219,423
Advisory Fee Payable                                    183,606
Variation Margin Payable                                 46,767
Organization Expenses Payable                            12,000
Administrative Services Fee Payable                       8,514
Accrued Trustees' Fees and Expenses                         363
Fund Services Fee Payable                                   358
Administration Fee Payable                                   24
Accrued Expenses and Other Liabilities                   40,378
                                                   ------------
    Total Liabilities                                 7,007,225
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $380,257,202
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $1,451,017)                                                  $  7,350,509
Interest Income (Net of Foreign Withholding Tax
  of $534)                                                           1,222,411
                                                                  ------------
    Investment Income                                                8,572,920
EXPENSES
Advisory Fee                                       $  2,687,804
Custodian Fees and Expenses                             872,641
Administrative Services Fee                             129,873
Professional Fees and Expenses                           59,485
Fund Services Fee                                        13,264
Printing Expenses                                         8,554
Administration Fee                                        8,417
Trustees' Fees and Expenses                               6,126
Amortization of Organization Expenses                     2,798
Insurance Expense                                         1,520
                                                   ------------
    Total Expenses                                    3,790,482
Less: Reimbursement of Expenses                          (2,053)
                                                   ------------
NET EXPENSES                                                         3,788,429
                                                                  ------------
NET INVESTMENT INCOME                                                4,784,491
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (34,044,026)
  Futures Contracts                                  (2,116,552)
  Foreign Currency Contracts and Transactions         4,351,959
                                                   ------------
    Net Realized Loss                                              (31,808,619)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                        23,374,331
  Futures Contracts                                     678,671
  Foreign Currency Contracts and Translations        (2,898,738)
                                                   ------------
    Net Change in Unrealized Appreciation                           21,154,264
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $ (5,869,864)
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                        FEBRUARY 26, 1997
                                                    FOR THE FISCAL      (COMMENCEMENT OF
                                                      YEAR ENDED       OPERATIONS) THROUGH
                                                   NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                   -----------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,784,491    $        1,895,605
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions           (31,808,619)           (4,271,164)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations            21,154,264            (9,566,779)
                                                   -----------------   -------------------
    Net Decrease in Net Assets Resulting from
      Operations                                         (5,869,864)          (11,942,338)
                                                   -----------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           358,018,439           311,281,790
Withdrawals                                            (245,865,781)          (25,365,044)
                                                   -----------------   -------------------
    Net Increase from Investors' Transactions           112,152,658           285,916,746
                                                   -----------------   -------------------
    Total Increase in Net Assets                        106,282,794           273,974,408
NET ASSETS
Beginning of Period                                     273,974,408                    --
                                                   -----------------   -------------------
End of Period                                      $    380,257,202    $      273,974,408
                                                   -----------------   -------------------
                                                   -----------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                        FEBRUARY 26, 1997
                                                    FOR THE FISCAL      (COMMENCEMENT OF
                                                      YEAR ENDED       OPERATIONS) THROUGH
                                                   NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                   -----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 0.85%                 0.89%(a)
  Net Investment Income                                        1.07%                 1.26%(a)
  Expenses without Reimbursement                               0.85%                 0.92%(a)
Portfolio Turnover                                              143%                   72%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Opportunities Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The portfolio commenced operations on February 26, 1997. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At November 30, 1998, the portfolio had open forward foreign currency contracts as follows:

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       11/30/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Australian Dollar 3,315,011, expiring 1/14/99....  $ 2,062,591   $ 2,085,974   $      23,383
British Pound 18,167,700, expiring 1/14/99.......   30,946,034    29,935,393      (1,010,641)
British Pound 546,163 for NOK 6,936,000, expiring
 1/14/99.........................................      925,928       899,927         (26,001)
Canadian Dollar 10,139,439, expiring 1/14/99.....    6,537,039     6,632,789          95,750
Danish Krone 6,470,912 for GBP 613,630, expiring
 1/14/99.........................................    1,011,094     1,007,987          (3,107)
Finnish Markka 27,311,709, expiring 1/14/99......    5,427,988     5,323,715        (104,273)

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       11/30/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
French Franc 22,924,679, expiring 1/14/99........  $ 4,180,698   $ 4,052,045   $    (128,653)
German Mark 1,600,387, expiring 1/14/99..........      981,832       948,699         (33,133)
German Mark 3,287,407 for GBP 1,183,468, expiring
 1/14/99.........................................    1,950,030     1,948,753          (1,277)
German Mark 10,477,778 for SEK 50,384,595,
 expiring 1/14/99................................    6,226,158     6,211,159         (14,999)
Hong Kong Dollar 52,698,993, expiring 1/14/99....    6,793,624     6,802,401           8,777
Japanese Yen 2,935,325,190, expiring 1/14/99.....   25,132,923    24,044,080      (1,088,843)
Netherlands Guilder 2,279,167, expiring 1/14/99..    1,238,796     1,198,616         (40,180)
Swedish Krona 42,192,997, expiring 1/14/99.......    5,359,837     5,213,901        (145,936)
Swiss Franc 8,172,247, expiring 1/14/99..........    6,097,347     5,901,285        (196,062)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------
Australian Dollar 15,995,001, expiring 1/14/99...    9,897,227    10,064,870        (167,643)
British Pound 2,504,037, expiring 1/14/99........    4,144,450     4,125,967          18,483
British Pound 3,374,370 for JPY 663,860,000,
 expiring 1/14/99................................    5,437,865     5,560,037        (122,172)
Canadian Dollar 1,318,462, expiring 1/14/99......      849,289       862,482         (13,193)
Danish Krone 54,413,265, expiring 1/14/99........    8,756,560     8,476,068         280,492
Danish Krone 4,764,199 for HKD 5,834,714,
 expiring 1/14/99................................      753,146       742,129          11,017
Danish Krone 5,076,903 for NLG 1,503,154,
 expiring 1/14/99................................      790,510       790,840            (330)
Finnish Markka 19,200,000, expiring 1/14/99......    3,761,018     3,742,546          18,472
French Franc 12,937,485, expiring 1/14/99........    2,287,246     2,286,761             485
German Mark 40,403,126, expiring 1/14/99.........   24,035,651    23,950,712          84,939
German Mark 12,944,562, expiring 2/19/99.........    7,630,000     7,684,878         (54,878)
German Mark 545,747 for DKK 2,083,935, expiring
 1/14/99.........................................      324,619       323,515           1,104
German Mark 2,650,964 for JPY 190,392,246,
 expiring 1/14/99................................    1,559,557     1,571,475         (11,918)
Hong Kong Dollar 42,727,534, expiring 1/14/99....    5,495,128     5,515,282         (20,154)
Italian Lira 1,322,121,213 for NZD 1,554,742,
 expiring 1/14/99................................      822,133       791,484          30,649
Japanese Yen 443,329,400, expiring 1/14/99.......    3,400,000     3,631,437        (231,437)
Japanese Yen 215,445,286 for NLG 3,378,474,
 expiring 1/14/99................................    1,776,742     1,764,773          11,969

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   SETTLEMENT     VALUE AT     APPRECIATION/
SALES CONTRACTS                                       VALUE       11/30/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Japanese Yen 179,446,065 for NOK 10,868,932,
 expiring 1/14/99................................  $ 1,450,959   $ 1,469,893   $     (18,934)
Japanese Yen 136,998,878 for SEK 8,731,605,
 expiring 1/14/99................................    1,078,988     1,122,197         (43,209)
Norwegian Krone 24,965,906, expiring 1/14/99.....    3,315,085     3,332,849         (17,764)
South African Rand 34,839,040, expiring 1/14/99..    5,794,435     6,026,650        (232,215)
Spanish Peseta 150,042,477, expiring 1/14/99.....    1,078,434     1,045,072          33,362
Swedish Krona 23,720,426, expiring 1/14/99.......    2,978,826     2,931,196          47,630
Swiss Franc 21,050,212, expiring 1/14/99.........   15,999,614    15,200,630         798,984
Swiss Franc 2,465,997 for GBP 1,098,988, expiring
 1/14/99.........................................    1,810,831     1,780,728          30,103
Swiss Franc 4,190,786 for JPY 409,314,111,
 expiring 1/14/99................................    3,352,808     3,026,221         326,587
                                                                               --------------
Net Unrealized Depreciation on Forward Foreign
 Currency Contracts..............................                              $  (1,904,766)
                                                                               --------------
                                                                               --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At November 30, 1998, the portfolio had open futures contracts as follows:

SUMMARY OF OPEN CONTRACTS AT NOVEMBER 30, 1998

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
CAC 40 Index, expiring December 1998.............             38    $     (31,393)   $     1,319,284
DAX Index, expiring December 1998................              6          197,551          1,592,914
FTSE 100 Index, expiring December 1998...........             20          177,234          1,742,358

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
IBEX 35 Index, expiring December 1998............             19    $      78,682    $     1,192,108
TOPIX Index, expiring December 1998..............             40          120,847          3,596,607
                                                   --------------   --------------   ----------------
  Totals.........................................            123    $     542,921    $     9,443,271
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as the income and/or capital gains are earned.

   g) The portfolio incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   h) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the fiscal year ended November 30, 1998, such fees amounted to $2,687,804.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1998, the fee for these services amounted to $8,417.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1998, the fee for these services amounted to $129,873.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.00% of the average daily net assets of the portfolio through March 30, 1999. This reimbursement arrangement can be changed or terminated at any time after March 30, 1999 at the option of J.P. Morgan. For the fiscal year ended November 30, 1998, J.P. Morgan has agreed to reimburse the portfolio $2,053 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $13,264 for the fiscal year ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,800.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended November 30, 1998 were as follows:

                   COST OF          PROCEEDS
                  PURCHASES        FROM SALES
                --------------   --------------
                $  700,100,361   $  583,639,505

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The International Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Opportunities Portfolio (one of the portfolios comprising part of the Series Portfolio, hereafter referred to as the "portfolio") at November 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period February 26, 1997 (commencement of operations) through November 30, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 19, 1999

34